Note 22 - Other Expenses - Employee Benefits Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Wages, salaries and commissions	$ 211,457	$ 233,575
Benefits	22,218	22,315
Employee benefits expense	$ 233,675	$ 255,890